Document and Entity Information	Nov. 16, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	ECP Environmental Growth Opportunities Corp.
Entity Central Index Key	0001832351
Entity Tax Identification Number	85-3692788
Entity File Number	001-40032
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	40 Beechwood Road
Entity Address, City or Town	Summit
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
City Area Code	973
Local Phone Number	671-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ENNV
Security Exchange Name	NASDAQ
Units
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-quarter of one warrant
Trading Symbol	ENNVU
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	ENNVW
Security Exchange Name	NASDAQ